OTHER FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2023
Other financial income (expenses), net [Abstract]
OTHER FINANCIAL INCOME (EXPENSES), NET	OTHER FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2023	2022	2021

Interest expense	(125,376)	(46,737)	(26,997)

Finance expense	(125,376)	(46,737)	(26,997)

Interest income	255,009	75,145	62,912

Finance income	255,009	75,145	62,912

Net foreign exchange gain (loss)	98,037	(163,740)	(36,761)
Change in fair value of financial assets	1,899	78,309	75,801
Derivative contract results	(60,183)	(2,132)	1,485
Others	(45,932)	(10,978)	16,022

Other financial income (expenses), net	(6,179)	(98,541)	56,547